Provision for liabilities and other charges (Tables)	9 Months Ended
Sep. 30, 2020
Provisions for liabilities and other charges
Schedule of Movements in provisions for liabilities and other charges

		Marketplace
		and consignment	Provision for
In thousands of EUR	Tax risks	goods	other expenses	Total
Balance as of December 31, 2019	25,840	549	877	27,266
Additions	3,169	497	928	4,594
Reversals	(170)	(219)	(178)	(567)
Use of provision	—	—	—	—
Effect of translation	(256)	(29)	(70)	(355)
Balance as of September 30, 2020	28,583	798	1,557	30,938
Current	28,583	798	1,249	30,630
Non-current	—	—	308	308